INTANGIBLE ASSETS AND GOODWILL (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 25, 2021	Apr. 30, 2020
IfrsStatementLineItems [Line Items]
Goodwill	$ 5,940,409	$ 2,166,563
Impairment of goodwill	$ 4,579,763
Assumption discount rates	10.00%
Dronelogics [Member]
IfrsStatementLineItems [Line Items]
[custom:PercentageOfWeightedAverageRevenueGrowthRateEarningsBeforeInterestTaxesDepreciationAndAmortization-0]	14.00%
Percentage of weighted average cost of capital	17.00%
Reduction in value	$ 597,100
Vital [Member]
IfrsStatementLineItems [Line Items]
[custom:PercentageOfWeightedAverageRevenueGrowthRateEarningsBeforeInterestTaxesDepreciationAndAmortization-0]	42.00%
Percentage of weighted average cost of capital	24.00%
Reduction in value	$ 570,133
Vital and Dronelogics [Member]
IfrsStatementLineItems [Line Items]
Percentage of cash flow projection	2.00%
Customer-related intangible assets [member] | Dronelogics [Member]
IfrsStatementLineItems [Line Items]
Percentage of acquired					100.00%
Customer relationships					$ 197,000
Brand [Member]
IfrsStatementLineItems [Line Items]
Impairment of goodwill
Brand [Member] | Dronelogics [Member]
IfrsStatementLineItems [Line Items]
Percentage of acquired					100.00%
Customer relationships					$ 119,000
Brand [Member] | Vital [Member]
IfrsStatementLineItems [Line Items]
Customer relationships				$ 23,000
Computer software [member] | Vital [Member]
IfrsStatementLineItems [Line Items]
Customer relationships				433,000
Goodwill [member]
IfrsStatementLineItems [Line Items]
Impairment of goodwill	$ 4,579,763
Goodwill [member] | Dronelogics [Member]
IfrsStatementLineItems [Line Items]
Percentage of acquired					100.00%
Goodwill				$ 8,353,609	$ 2,166,563